Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Purchased power	$ 3,111	$ 2,899
Revenues for transmission services	6,442	6,110
IESO [Member]
Related Party Transaction [Line Items]
Purchased power	1,808	1,636
Funding received related to Conservation and Demand Management programs	42	62
OPG [Member]
Related Party Transaction [Line Items]
Purchased power	8	10
Costs related to the purchase of services	1	0
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	8	8
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power	2	2
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	9	8
Hydro One Limited [Member]
Related Party Transaction [Line Items]
Return of stated capital	748	544
Dividends paid	1	6
Stock-based compensation costs	10	28
2587264 Ontario Inc. [Member]
Related Party Transaction [Line Items]
Dividends paid	2	9
Preferred shares redeemed	486	0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	692	477
Cost Recovery For Services Provided [Member] | Hydro One Limited [Member]
Related Party Transaction [Line Items]
Related party transaction amount	14	15
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,654	1,688
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,636	1,672
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	240	239
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	4,788	4,422
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	35	35
Energy Service [Member] | Hydro One Telecom [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	3	3
Energy Service [Member] | Hydro One Telecom [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Purchased power	$ 21	$ 23
Province Of Ontario [Member]
Related Party Transaction [Line Items]
Ownership percentage	47.30%